SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9:	SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring through August 15, 2022, the date that these financial statements were originally available to be issued, and determined that no subsequent events occurred that would require disclosure in these financial statements